INTANGIBLE ASSETS, NET	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Goodwill and Intangible Assets Disclosure [Abstract]
INTANGIBLE ASSETS, NET

NOTE 6 – INTANGIBLE ASSETS, NET

Intangible assets and related accumulated amortization were as follows:

	September 30, 2023	December 31, 2022
Distribution channel	$2,960,608	$3,117,635
Others	25,138	27,809
Total intangible assets	2,985,746	3,145,444
Less: Accumulated amortization	(1,883,226)	(1,822,875)
Less: Accumulated impairment	(903,714)	(951,643)
Intangible assets, net	$198,806	$370,926

Amortization expense for the nine months ended September 30, 2023 and 2022 was $157,641 and $615,911, respectively, included in cost of revenues and general and administrative expenses.

As of September 30, 2023, the future estimated amortization costs for intangible assets are as follows:

Year ending December 31,
2023 (remaining)	$50,886
2024	136,911
2025	4,962
2026	4,962
2027	1,085
Total	$198,806

NOTE 6 – INTANGIBLE ASSETS

Intangible assets and related accumulated amortization were as follows:

	2022	2021
Distributor channel	$3,117,635	$3,389,404
Others	27,809	22,299
Total intangible assets	3,145,444	3,411,703
Less: Accumulated amortization	(1,822,875)	(1,129,913)
Less: Impairment loss	(951,643)	-
Total	$370,926	$2,281,790

Amortization expense for the years ended December 31, 2022 and 2021 was $806,539 and $844,907, respectively, included in cost of revenues and general and administrative expenses. During the years ended December 31, 2022 and 2021, the Company recognized impairment loss of $979,428 and $nil, respectively.

As of December 31, 2022, the future estimated amortization costs for intangible assets are as follows:

2023	$213,983
2024	144,510
2025	5,562
2026	5,562
Thereafter	1,309
Total	$370,926